INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Intangible Assets
	Useful Life	September 30, 2015	December 31, 2014
		(Unaudited)
Land use rights	50 years	$2,941,389	$3,044,555
Others	10 years	15,739	16,290
		2,957,128	3,060,845
Less: accumulated depreciation		(252,611)	(212,284)
		$2,704,517	$2,848,561

		December 31,
	Useful Life	2014	2013
Land use rights	50 years	$3,044,555	$3,058,556
Others	10 years	16,290	—
		3,060,845	3,058,556
Less: accumulated depreciation		(212,284)	(149,012)
		$2,848,561	$2,909,544